Derivative financial instruments and hedge accounting (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivative financial instruments and hedge accounting
Derivative financial assets	€ 17,068	€ 19,670
Offsetting	(5,863)	(7,159)
Net amount	11,205	12,511
- current	11,076	12,460
- non-current	129	51
Derivative financial liabilities	15,191	20,185
Offsetting	(5,863)	(7,159)
Net amount	9,328	13,026
- current	9,042	12,911
- non-current	286	115
Non-hedging derivatives
Derivative financial instruments and hedge accounting
Derivative financial assets	16,708	19,470
Derivative financial liabilities	14,855	17,713
Non-hedging derivatives | Currency
Derivative financial instruments and hedge accounting
Derivative financial assets	114	146
Derivative financial liabilities	288	57
Non-hedging derivatives | Currency | Currency swap contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	110	113
Derivative financial liabilities	132	39
Non-hedging derivatives | Currency | Interest rate swap contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	1	30
Derivative financial liabilities	144	7
Non-hedging derivatives | Currency | Outright | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	3	3
Derivative financial liabilities	12	11
Non-hedging derivatives | Interest rate risk
Derivative financial instruments and hedge accounting
Derivative financial assets	137	13
Derivative financial liabilities	58	43
Non-hedging derivatives | Interest rate risk | Interest rate swap contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	137	13
Derivative financial liabilities	58	43
Non-hedging derivatives | Commodity price risk
Derivative financial instruments and hedge accounting
Derivative financial assets	16,457	19,311
Derivative financial liabilities	14,509	17,613
Non-hedging derivatives | Commodity price risk | Futures contract | Level 1
Derivative financial instruments and hedge accounting
Derivative financial assets	6,886	7,158
Derivative financial liabilities	5,764	5,498
Non-hedging derivatives | Commodity price risk | Over the counter contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	9,571	12,152
Derivative financial liabilities	8,663	12,060
Non-hedging derivatives | Commodity price risk | Options | Level 1
Derivative financial instruments and hedge accounting
Derivative financial liabilities	2
Non-hedging derivatives | Commodity price risk | Other contracts | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets		1
Derivative financial liabilities	80	55
Cash flow hedge derivatives
Derivative financial instruments and hedge accounting
Derivative financial assets	360	200
Derivative financial liabilities	192	2,410
Cash flow hedge derivatives | Interest rate risk
Derivative financial instruments and hedge accounting
Derivative financial assets	21
Derivative financial liabilities		3
Cash flow hedge derivatives | Interest rate risk | Interest rate swap contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets	21
Derivative financial liabilities		3
Cash flow hedge derivatives | Commodity price risk
Derivative financial instruments and hedge accounting
Derivative financial assets	339	200
Derivative financial liabilities	192	2,407
Cash flow hedge derivatives | Commodity price risk | Futures contract | Level 1
Derivative financial instruments and hedge accounting
Derivative financial assets	339	193
Derivative financial liabilities	192	1,672
Cash flow hedge derivatives | Commodity price risk | Over the counter contract | Level 2
Derivative financial instruments and hedge accounting
Derivative financial assets		7
Derivative financial liabilities		735
Option contract | Other contracts | Level 3
Derivative financial instruments and hedge accounting
Derivative financial liabilities	144	62
Option contract | Currency
Derivative financial instruments and hedge accounting
Derivative financial liabilities	€ 144	€ 62